Lease obligations - Schedule of lease obligations (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance (Total)	$ 202,686	$ 307,909	$ 352,037	$ 280,053
Beginning balance (Current Portion)	85,468	32,288	44,128	77,367
Beginning balance (Non-current portion)	117,218	275,621	307,909	202,686
Addition	347,640
Termination	(157,315)
Lease payments (including interest)	(70,436)			(101,890)
Interest expense	29,462			24,523
Ending balance (Non-current portion)	352,037	275,621	307,909	202,686
Ending balance (Current Portion)	44,128	69,150	32,288	85,468
Ending balance (Non-current portion)	307,909	206,471	275,621	117,218
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance (Total)	195,463	307,909	352,037	266,292
Addition	347,640
Termination	(157,315)
Lease payments (including interest)	(62,816)	(62,400)	(78,000)	(94,270)
Interest expense	29,065	30,112	33,872	23,441
Ending balance (Non-current portion)	352,037	$ 275,621	307,909	195,463
Printer [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance (Total)	7,223		$ 0	13,761
Addition	0
Termination	0
Lease payments (including interest)	(7,620)			(7,620)
Interest expense	397			1,082
Ending balance (Non-current portion)	$ 0			$ 7,223